Impairment testing	6 Months Ended
Jun. 30, 2025
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment testing

Note 9	Impairment testing
At the end of each reporting period Valneva assesses whether there is any indication that an asset may be impaired. Indicators for the necessity of an impairment test are, among others, actual or expected declines in sales or margins and significant changes in the economic environment with an adverse effect on Valneva’s business. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less selling costs and value in use.
For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash-generating units or CGUs). The cash-generating units correspond with the specific vaccine products and vaccine candidates. Non-financial assets, other than goodwill, that suffered impairment are reviewed for possible reversal of the impairment at each reporting date.
As at June 30, 2025, a triggering event had occurred for IXCHIQ related to the potential label restrictions following the serious adverse events (SAEs) in the French island La
Réunion, therefore the impairment testing procedures were performed. No triggering events were identified for any of the other CGUs.
Impairment testing of the IXCHIQ CGU as at June 30, 2025 did not result in any impairment requirement as the recoverable amount for the CGU was considerably higher than the carrying value of its assets.
As of June 30, 2025 the cumulative impairments amounted to €21.9 million, compared to €22.1 million as of December 31, 2024. The slight decrease related to currency revaluation effects.
The total impairments divide into €4.4 million (December 31, 2024: €4.4 million) for leasehold improvements, €9.5 million (December 31, 2024: €9.7 million) for manufacturing equipment, €3.2 million (December 31, 2024: €3.1 million) for right of use assets, €3.6 million (December 31, 2024: €3.7 million) for acquired R&D costs and €1.2 million (December 31, 2024: €1.2 million) for internal development costs.